Document and Entity Information Document	Apr. 07, 2022
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	QUIDEL CORP
Entity Emerging Growth Company	false
Entity Central Index Key	0000353569
Document Period End Date	Apr. 07, 2022
Title of 12(b) Security	Common Stock, $0.001 Par Value
Entity Incorporation, State or Country Code	DE
Entity File Number	0-10961
Trading Symbol	QDEL
Security Exchange Name	NASDAQ
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Tax Identification Number	94-2573850
Entity Address, Address Line One	9975 Summers Ridge Road
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	552-1100
Entity Address, City or Town	San Diego